Disclosures about Fair Value of Assets (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of assets recognized in balance sheets on recurring basis
		December 31, 2014
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government agencies	$9,958,273	$—	$9,958,273	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	41,419,921	—	41,419,921	—
Municipal bonds	45,306,703	—	45,306,703	—

		December 31, 2013
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government agencies	$10,420,076	$—	$10,420,076	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	48,345,655	—	48,345,655	—
Municipal bonds	50,218,866	—	50,218,866	—

Schedule of fair value measurement of assets measured at fair value on nonrecurring basis
		December 31, 2014
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$1,147,400	$—	$—	$1,147,400

		December 31, 2013
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$1,219,185	$—	$—	$1,219,185
Mortgage servicing rights	673,576	—	—	673,576

Schedule of quantitative information about unobservable inputs used in nonrecurring level 3 fair value measurements
	Fair Value at December 31, 2014	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Collateral-dependent impaired loans	$1,147,400	Market comparable properties	Marketability discount	20% – 30%(25%)

	Fair Value at December 31, 2013	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Collateral-dependent impaired loans	$1,219,185	Market comparable properties	Marketability discount	20% – 30%(25%)

Mortgage servicing rights	$673,576	Discounted cash flow	Discount rate PSA standard prepayment model rate	8% - 12.5%(10.24%) 144 – 342 (164)

Schedule of estimated fair values of other financial instruments
		December 31, 2014
		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and cash equivalents	$9,611,638	$9,611,638	$—	$—
Other investments	73,766	—	73,766	—
Loans held for sale	235,600	—	235,600	—
Loans, net of allowance for loan losses	184,718,612	—	—	184,573,401
Federal Home Loan Bank stock	1,113,800	—	1,113,800	—
Interest receivable	1,713,243	—	1,713,243	—

Financial liabilities
Deposits	245,941,562	—	151,341,999	96,956,400
Short-term borrowings	13,821,730	—	8,821,730	4,996,109
Advances from borrowers for taxes and insurance	962,762	—	962,762	—
Interest payable	166,052	—	166,052	—

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—

		December 31, 2013
		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and cash equivalents	$6,098,870	$6,098,870	$—	$—
Other investments	81,918	—	81,918	—
Loans held for sale	262,461	—	262,461	—
Loans, net of allowance for loan losses	180,639,502	—	—	178,866,833
Federal Home Loan Bank stock	1,113,800	—	1,113,800	—
Interest receivable	1,817,415	—	1,817,415	—

Financial liabilities
Deposits	251,738,391	—	143,586,822	111,116,837
Short-term borrowings	19,610,297	—	19,610,297	—
Advances from borrowers for taxes and insurance	857,814	—	857,814	—
Interest payable	210,226	—	210,226	—

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—